RS Focused Opportunity Fund

SUMMARY PROSPECTUS — MAY 1, 2016

CLASS A (RSFOX)	CLASS C (RSOCX)	CLASS Y (RSOYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to request@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus and SAI, each dated May 1, 2016, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2015.

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 125 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 40 of the Fund’s Statement of Additional Information.

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A		Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	(under $	None 1 million)[1]	1.00%[2]	None

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Share Class	Class A		Class C	Class Y

Management Fees		1.25%	1.25%	1.25%

Distribution (12b-1) Fees		0.25%	1.00%	N/A

Other Expenses[3]		1.13%	1.36%	1.08%

Dividend/Interest Expense on Short Sales[4]		0.96%	0.96%	0.96%

Total Annual Fund Operating Expenses[4]		3.59%	4.57%	3.29%

Fee Waiver/Expense Reimbursement[4]		-0.73%	-0.96%	-0.68%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[4]		2.86%	3.61%	2.61%

1	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2	Deferred sales load applies for shares sold within one year of purchase.

3	“Other Expenses” have been annualized or restated to reflect a full year of expenses. “Other Expenses” have been restated to reflect non-recurring offering costs that will be fully amortized in the Fund’s current fiscal year.

4	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), dividend and interest expense on short sales, and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.90% for Class A shares, 2.65% for Class C shares, and 1.65% for Class Y shares. This expense limitation will continue through April 30, 2017 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

2	RS FOCUSED OPPORTUNITY FUND

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	Class A	Class C	Class Y
1 Year	$750	$464	$264
3 Years	$1,459	$1,294	$949
5 Years	$2,187	$2,233	$1,658
10 Years	$4,100	$4,615	$3,540

Assuming No Redemption

	Class A	Class C	Class Y
1 Year	$750	$364	$264
3 Years	$1,459	$1,294	$949
5 Years	$2,187	$2,233	$1,658
10 Years	$4,100	$4,615	$3,540

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The inception date of the Fund was February 27, 2015. During the period from February 27, 2015 to December 31, 2015, the Fund’s portfolio turnover rate (not annualized) was 139% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests principally in a diversified portfolio of equity securities of U.S. companies that RS Investments considers to be high quality companies. The Fund will take short positions in an attempt to eliminate or reduce specific investment or risk exposures within the portfolio and to focus the Fund’s potential for investment return on the most desirable opportunities presented by its portfolio of investments.

The domestic equity research team at RS Investments, made up of members of both the Growth and Value investment teams at RS Investments, identifies companies for investment by the Fund using a fundamental stock selection process. The process seeks to identify companies with, among other things, attractive relative valuations, strong and stable growth, increasing return on invested capital, and improving market sentiment. The Fund’s investment team also uses a quantitative analytical model, taking into account many of the same factors, to evaluate individual securities and to aid in the portfolio construction process. RS Investments currently expects the Fund will typically hold between 40 and 70 equity securities in long positions. The Fund may hold any number of short positions, and the number and aggregate investment exposure of the Fund’s short positions at any time may be greater than the number and aggregate exposure of the Fund’s long positions. The Fund may use derivatives transactions, including options, total return swaps, futures, and contracts for differences, to gain long or short exposure to equity securities, as an alternative to direct positions in those equity securities. Although short positions will be used primarily to reduce specific risk exposures in the Fund’s portfolio, RS Investments will generally attempt to enter into short positions on securities it expects to decline in value, attempting to create over time an incremental total return, or “alpha,” to the Fund.

Through the combination of long and short positions, RS Investments intends to create a portfolio with significantly less exposure to broad market risks than a typical long-only portfolio, and with focused exposures to individual company, industry, and broad market themes. The Fund generally expects to forego some of the potential up-side return associated with a long-only investment strategy in return for the potential for reduced volatility provided by its short positions, although RS Investments seeks to minimize this effect over time through above-average returns on the Fund’s long investments. The Fund’s use of short sales may create investment leverage in the portfolio, and the Fund may lose money both on the long positions in its portfolio and on the short positions. RS Investments will, however, enter into short positions in an effort to eliminate or reduce risk exposure in the Fund’s long positions. The aggregate of the investment exposures created by the Fund’s long positions and its short positions will likely exceed the value of the Fund’s assets.

The Fund invests primarily in equity securities of companies of any size market capitalization. Equity securities may include common and preferred stocks, and options, warrants, or rights with respect to common or preferred stocks. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and private investment vehicles, including investment companies sponsored or managed by RS Investments or its affiliates. The Fund typically invests most of its assets in equity securities of U.S. companies but may invest any portion of its assets in foreign securities, including direct investments and investments through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund’s short positions might include, for example, taking a short position on a basket of equity securities or index of equity securities to reduce broad equity market risk. The Fund might also take a short position on one or a small number of equity securities in order to eliminate more specific investment elements, such as risks of investments in particular industries or sectors, or certain risks the Fund’s investment team identifies as potentially affecting a number of the Fund’s portfolio investments. The Fund’s investment team may create short positions for the Fund by entering into short sales of specific equity securities or groups of securities, or by entering into derivatives transactions, including options, total return swaps, futures, and contracts for differences, providing short exposure to one or more equity securities or indices of equity securities. The Fund’s investment team relies on fundamental and quantitative analyses in identifying investment exposures and risks it might seek to reduce within the Fund’s portfolio and in identifying the specific short exposures that are intended to reduce those exposures and risks.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

>	Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

>	Investment Style Risk

A mutual fund investing principally in growth and value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

>	Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

>	Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

>	Short Sale Risk

The Fund’s use of short positions to eliminate or reduce risk exposure in the Fund’s long positions may not be successful and the Fund may lose money on its long positions. An increase in the value of a security

SUMMARY PROSPECTUS	3

over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that RS Investments will be able to close out the position at any particular time or at an acceptable price. The loss from a short position is potentially unlimited. A Fund’s use of short sales will likely result in the creation of leverage in the Fund.

>	Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

>	Leverage Risk

Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund’s portfolio, and may entail risk of loss in excess of the Fund’s invested capital.

>	Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

>	Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

>	Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

>	Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

>	Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

>	Prime Brokerage Risk

In the event of a default, insolvency, or failure of the prime broker used by a Fund in connection with its short investments, there is no guarantee that the Fund would be able to recover its assets from the prime broker. The Fund may be delayed or prevented from recovering its assets, resulting in losses to the Fund.

>	Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

>	Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

FUND PERFORMANCE

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this Prospectus.

MANAGEMENT OF THE FUND

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Rick Brandt has been a portfolio manager of the Fund since its inception in February 2015.

PURCHASE AND SALE OF FUND SHARES

Investment Minimums	Class A	Class C	Class Y

Minimum Initial Investment	$2,500	$2,500	None

Minimum Subsequent Investments	$100	$100	$100

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS Focused Opportunity Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800.766.3863), or online (www.rsinvestments.com).

TAX INFORMATION

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

RS FOCUSED OPPORTUNITY FUND

R15-1388

WWW.RSINVESTMENTS.COM // 800.766.3863